Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Central Index Key	0001494558
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	86,169,769
Class B Ordinary shares
Entity Common Stock, Shares Outstanding	90,606,843